Other Operating Expenses - Auditor"s Remuneration - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Expenses [Line Items]
Auditor’s remuneration	£ 29.0	£ 27.0	£ 28.0
KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Auditor’s remuneration	28.6	26.9	28.1
KPMG LLP Firms and Associates | SEC Regulations
Other Operating Expenses [Line Items]
Auditor’s remuneration	28.6	26.9	28.1
Remuneration of auditor, other audit-related fees	0.2	0.4	0.5
Remuneration of auditor, tax fees	0.0	0.0	0.0
Remuneration of auditor, all other fees	0.9	0.3	0.1
Accounting firms | SEC Regulations
Other Operating Expenses [Line Items]
Remuneration of auditor, audit fees	£ 27.5	£ 26.2	£ 27.5